Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
TIPS Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26 .................. USD 255,843 $ 253,016,889
2.38% , 01/15/27 .................. 127,917 128,541,710
1.75% , 01/15/28 .................. 252,128 250,732,492
3.63% , 04/15/28 .................. 200,753 212,877,037
2.50% , 01/15/29 .................. 224,590 231,336,708
3.88% , 04/15/29 .................. 266,483 291,121,521
3.38% , 04/15/32 .................. 54,564 60,687,275
2.13% , 02/15/40 - 02/15/54 ........... 436,500 442,000,261
0.75% , 02/15/42 - 02/15/45 ........... 651,140 512,890,188
0.63% , 02/15/43 .................. 222,239 172,080,614
1.38% , 02/15/44 .................. 319,347 281,940,152
1.00% , 02/15/46 - 02/15/49 ........... 514,408 409,200,606
0.88% , 02/15/47 .................. 203,644 157,755,403
0.25% , 02/15/50 .................. 231,183 146,734,608
0.13% , 02/15/51 - 02/15/52 ........... 499,442 297,990,539
1.50% , 02/15/53 .................. 254,741 221,338,969
U.S. Treasury Inflation Linked Notes
0.13% , 04/15/25 - 01/15/32 ........... 5,588,061 5,178,145,033
0.38% , 07/15/25 - 07/15/27 ........... 1,089,352 1,044,009,820
0.63% , 01/15/26 - 07/15/32 ........... 1,286,273 1,212,932,231
1.63% , 10/15/27 .................. 606,165 601,858,514
0.50% , 01/15/28 .................. 555,493 529,469,491
1.25% , 04/15/28 .................. 611,508 597,319,850
0.75% , 07/15/28 .................. 423,101 407,399,321
2.38% , 10/15/28 .................. 614,459 630,017,318
0.88% , 01/15/29 .................. 417,078 400,995,894
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.13% , 04/15/29 .................. USD 678,781 $ 688,639,830
0.25% , 07/15/29 .................. 540,289 504,026,301
1.13% , 01/15/33 .................. 712,375 672,962,829
1.38% , 07/15/33 .................. 716,515 690,774,728
1.75% , 01/15/34 .................. 695,416 688,586,042
1.88% , 07/15/34 .................. 344,142 345,760,527
Total Long-Term Investments — 99 .7%
(Cost: $ 20,466,773,056 ) ............................ 18,263,142,701
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29%
(a) (b)
................. 62,545,694 62,545,694
Total Short-Term Securities — 0 .3%
(Cost: $ 62,545,694 ) ............................... 62,545,694
Total Investments — 100 .0%
(Cost: $ 20,529,318,750 ) ............................ 18,325,688,395
Other Assets Less Liabilities — 0.0% .................... 7,311,383
Net Assets — 100.0% ...............................
$ 18,332,999,778
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 37,830,000 $ 24,715,694
(a)
$ — $ — $ — $ 62,545,694 62,545,694 $ 1,245,273
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
TIPS Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 18,263,142,701 $ — $ 18,263,142,701
Short-Term Securities
Money Market Funds ...................................... 62,545,694 — — 62,545,694
$ 62,545,694 $ 18,263,142,701 $ — $ 18,325,688,395
Currency Abbreviation
USD United States Dollar